Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	CYTOMEDIX INC
Entity Central Index Key	0001091596
Entity Filer Category	Smaller Reporting Company
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Dec. 31, 2013
Amendment Description	The registrant filed a shelf registration on Form S-3 on August 31, 2012 (SEC Registration Number 333-183704) (the “Original Registration Statement”). Following the filing of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012, the Company ceased being eligible to use Form S-3. This Post-Effective Amendment No. 4 to Form S-3 on Form S-1 is being filed to amend the Original Registration Statement into a registration statement on Form S-1 to maintain the registration of certain securities previously registered on the Original Registration Statement. The Original Registration Statement registered 9,090,910 shares of common stock, five-year warrants to purchase up to 6,363,637 shares of common stock, and 6,363,637 shares of common stock underlying the warrants (the “2013 Prospectus Supplement”) filed with the SEC on February 19, 2013. This Post-Effective Amendment is being filed to continue the registration of 6,363,637 shares of common stock issuable from time to time upon exercise of the warrants in the February 2013 offering subject to the 2013 Prospectus Supplement. The Company is filing this Post-Effective Amendment No. 1 to the Existing Registration Statement (the “Post-Effective Amendment No. 1”) to, among other things, (i) include its updated audited financial statements for the fiscal year ended December 31, 2013, and (ii) update the sections, among others, titled “Prospectus Summary”, “Risk Factors”, “Management’s Discussion and Analysis of Financial Conditions and Results of Operations”, contained in the prospectus included herein. All filing fees payable in connection with the registration of these securities were previously paid in connection with the filing of the original registration statement.